3. LEASE OBLIGATIONS (Details) - USD ($)	Mar. 31, 2020	Jan. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jan. 31, 2016
Capital lease future minimum payments
2020	$ 21,748
2021	54,593
2022	11,280
2023	11,280
2024	11,280
2025	6,580
Total minimum payments	116,761
Less: amount representing interest	8,324
Present value of minimum lease payments	108,437	$ 65,463			$ 51,252
Less: current portion	70,436		$ 9,572	$ 8,962
Capital lease obligation, noncurrent	38,001		$ 5,027	$ 14,601
Operating lease future minimum payments
2020	15,190
2021	61,779
2022	62,822
2023	0
2024	0
2025	0
Total minimum payments	$ 139,791	$ 47,750